Business Combinations (Details) - USD ($)		1 Months Ended
	Jun. 03, 2020	Feb. 14, 2020	May 07, 2020	Dec. 31, 2019
Business Combinations (Textual)
Business combinations, description	On June 3, 2020 were valued at approximately $4 million, consisted of 4,633,333 ordinary shares issued at a fair value of $1,963,607 based on the closing market price of $0.4238 per share on June 3, 2020, and cash payment of $2 million.
Share Exchange Agreement [Member]
Business Combinations (Textual)
Business combinations ordinary shares issued	4,633,333	1,989,262	4,633,333	1,989,262
Business combinations, description		The shares had a fair value of approximately $1.9 million based on the closing market price of $0.95 per share on February, 14, 2020, the acquisition date. The total consideration was valued at approximately $3.6 million, which include approximately $1.7 million based upon a 5.8% discount rate of the $2.0 million earn-out payment schedule, and approximately $1.9 million for the shares issued.
Business combinations aggregate amount paid to seller			$ 2,000,000
Business combinations ownership, percentage			100.00%
Business combinations performance equipment and office equipment acquired	$ 4,000,000